Offerings - Offering: 1	Apr. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary share, par value US$0.001 per share
Maximum Aggregate Offering Price	$ 239,769,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,708.67
Offering Note	(1) Includes securities initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. These securities are not being registered for the purposes of sales outside of the United States. (2) Includes American depositary shares issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-237852). Each American depositary share represents 15 ordinary shares. (3) Includes 277,500,000 ordinary shares offered and up to 41,625,000 ordinary shares the underwriters have an option to purchase. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of ordinary shares that may be issued from time to time to prevent dilution as a result of a dilution, split, combination or similar transaction. (4) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.